Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$ 1,755,000	$ 1,562,000	$ 2,247,000	$ (2,909,000)
Adjustments to Reconcile Net Income (Loss) to Net Cash provided by Operating Activities
Depreciation of property and equipment	1,128,000	1,140,000	1,503,000	1,767,000
Amortization of intangible assets	402,000	126,000	168,000	168,000
Amortization of capitalized engineering costs	340,000	460,000	580,000	992,000
Bad debt expense	64,000	249,000	427,000	346,000
Non-cash compensation expense	88,000	101,000	131,000	368,000
Non-cash interest expense including amortization of debt discounts	0	0	0	1,323,000
Amortization of deferred financing costs	42,000	122,000	136,000	279,000
Gain on sale of real estate	(28,000)	(28,000)	(38,000)	(38,000)
Adjustments to Lease Impairment	53,000	0	0	0
(Increase) Decrease in Operating Assets:
Accounts Receivable	(1,307,000)	(2,512,000)	(2,088,000)	848,000
Assets Held for Sale			0	188,000
Inventory	454,000	(1,468,000)	(1,078,000)	125,000
Prepaid Expenses and Other Current Assets	83,000	102,000	(123,000)	61,000
Income Taxes Receivable			0	33,000
Deposits	(11,000)	50,000	57,000	35,000
Other Assets	(3,000)	(61,000)	(87,000)	(198,000)
Increase (Decrease) in Operating Liabilities:
Accounts payable and accrued expenses	(1,219,000)	1,464,000	1,567,000	236,000
Deferred Rent	71,000	143,000	174,000	190,000
Income Taxes payable	973,000	57,000	57,000	0
Liabilities Held For Sale			0	(914,000)
NET CASH PROVIDED BY OPERATING ACTIVITIES	2,885,000	1,507,000	3,633,000	2,900,000
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for acquisition	(11,600,000)	0
Capitalized engineering costs	(209,000)	(404,000)	(510,000)	(343,000)
Purchase of property and equipment	(471,000)	(422,000)	(778,000)	(770,000)
Deposit for new property and equipment	(81,000)	0
NET CASH USED IN INVESTING ACTIVITIES	(12,361,000)	(826,000)	(1,288,000)	(1,113,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Private Placement	7,115,000	0
Payment of Issuance costs for Private Placement	(587,000)	0
Notes payable - Sellers	(447,000)	(293,000)	(377,000)	(285,000)
Capital lease obligations	(426,000)	(296,000)	(398,000)	(368,000)
Notes payable-Jr. Subordinated Debt	(115,000)	0	(130,000)	(50,000)
Notes payable - SFFC			0	(4,460,000)
Notes payable - Revolver	1,627,000	635,000	(284,000)	849,000
Notes payable - Term Loan PNC	2,950,000	(750,000)	(1,000,000)	3,000,000
Cash paid for deferred financing costs	(20,000)	(20,000)	(20,000)	(175,000)
Payments related to Lease Impairment	(78,000)	(74,000)	(96,000)	(223,000)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	10,019,000	(798,000)	(2,305,000)	(1,712,000)
NET INCREASE IN CASH AND CASH EQUIVALENTS	543,000	(117,000)	40,000	75,000
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	577,000	537,000	537,000	462,000
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,120,000	420,000	577,000	537,000
Supplemental cash flow information:
Cash paid during the year for interest	1,225,000	1,266,000	1,895,000	2,345,000
Cash paid during the year for income taxes	64,000	0	0	0
Supplemental schedule of non-cash investing and financing activities:
Junior Subordinated Debt Converted to Common Stock	5,204,000	0
Property and equipment acquired under capital leases		827,000	827,000	0
Non-cash dividends on Series B Preferred Stock			0	1,436,000
Purchase of substantially all assets of Nassau Tool Works, Inc and assumption of liabilities in the acquisition as follows:
Fair Value of Tangible Assets acquired	7,941,000
Intangible assets, subject to amortization	4,975,000
Goodwill	162,000
Liabilities assumed	(660,000)
Due to Seller	(518,000)
Common Stock	(300,000)
Cash paid for acquisition	$ 11,600,000